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                            AMENDED FORM N-PX REPORT

ICA File Number: 811-03334
Reporting Period: 07/01/2003 - 06/30/2004
Calvert Social Investment Fund

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the Form N-PX filed for the Funds in this Registered Investment Company.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on August 3, 2004 (Accession #0000950133-04-002979) and the Form N-PX/A on October 29, 2004 (Accession #0000950133-04-003997).

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Calvert Social Investment Fund

By (Signature and Title): /s/ Barbara J. Krumsiek, Senior Vice President -- Principal Executive Officer

Date: March 2, 2005